Property, Plant and Equipment - Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation, Total	$ 4,579	$ 4,887	$ 4,638
Gain (Loss) on Disposition of Assets, Total	294	$ 75	$ 42
Sinovac Biotech Company Ltd [Member] | Bank of Beijing [Member] | Building [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	1,491			¥ 10.4
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank of China [Member] | Building [Member] | Bank of China Term Loan [Member]
Property Plant And Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 2,418			¥ 16.8